Other liabilities (Details) - Schedule of other liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Liabilities Abstract
Deferred income tax liabilities	$ 2,221	$ 4,210
Deferred revenue	540,594
Retirement benefits (note 15)	188,285	186,311
Other liabilities	$ 731,100	$ 190,521